Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OPERATING EXPENSES:
Selling and marketing		$ 25,275	$ 1,576	$ 114,207
General and administrative (including share-based compensation of $1.5 million and nil for the year ended June 30, 2022 and 2021)		5,080,341	941,463	311,934
Research and development (including share-based compensation of $1.2 million and nil for the year ended June 30, 2022 and 2021)		2,512,154	438,323	386,230
Total operating expenses		7,617,770	1,381,362	812,371
LOSS FROM OPERATIONS		(7,617,770)	(1,381,362)	(812,371)
OTHER INCOME, NET		23,215	34,617
LOSS BEFORE INCOME TAXES		(7,594,555)	(1,346,745)	(812,371)
PROVISION FOR INCOME TAXES
NET LOSS		(7,594,555)	(1,346,745)	(812,371)
COMPREHENSIVE LOSS		(7,594,555)	(1,346,745)	(812,371)
NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(7,445,943)	(1,346,745)	(812,371)
Non-controlling interests		(148,612)
NET COMPREHENSIVE LOSS ATTRIBUTABLE		$ (7,594,555)	$ (1,346,745)	$ (812,371)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares)	[1]	12,805,707	10,000,000	10,000,000
LOSS PER SHARE
Basic and diluted (in Dollars per share)	[1]	$ (0.58)	$ (0.13)	$ (0.08)

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021